WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 123.5%
COMMUNICATION SERVICES - 17.2%
Diversified Telecommunication Services - 3.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	430,000	$376,394	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	360,000	278,905	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,050,000	994,781	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	760,000	651,525	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	2,100,000	1,670,161	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	331,902
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,312,329

Total Diversified Telecommunication Services				6,615,997

Entertainment - 0.3%
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	542,130

Media - 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,470,000	2,874,964	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	757,905
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	2,676,857
Comcast Corp., Senior Notes	2.350%	1/15/27	4,330,000	4,148,479
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,460,000	1,362,698	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000	341,476
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,670,000	2,223,536
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	1,901,766
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	230,000	210,381	(a)

Total Media				16,498,062

Wireless Telecommunication Services - 6.1%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	736,125
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	740,000	599,848	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,700,000	2,058,196	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,010,000	762,519	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	116,710
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,540,006
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000	2,648,832
VEON Holdings BV, Senior Notes	3.375%	11/25/27	700,000	336,700	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,200,000		$1,087,416	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000		1,018,896

Total Wireless Telecommunication Services					12,905,248

TOTAL COMMUNICATION SERVICES					36,561,437

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		795,978	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	560,000		578,740	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,521,000		1,462,563
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,650,970	(a)

Total Auto Components					4,488,251

Automobiles - 2.7%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,270,000		1,408,430
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,060,000		1,723,169
General Motors Co., Senior Notes	5.400%	10/2/23	160,000		162,925
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		231,545
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		758,592
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,520,000		1,381,016	(a)

Total Automobiles					5,665,677

Diversified Consumer Services - 1.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	176,346	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		522,792	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,000,000		1,755,080	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,120,000		1,552,826	(a)

Total Diversified Consumer Services					4,007,044

Hotels, Restaurants & Leisure - 9.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		405,506	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	1,630,000		1,406,592	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	860,000		691,763	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	740,000		532,723	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		706,557	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	5,910,000		5,285,834
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	3.862%	7/16/35	1,768,000	GBP	1,636,333	(b)(c)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	76,236	GBP	$93,606	(b)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	490,000		422,779	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		409,205	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	490,000		380,049	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		800,861	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		458,808	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	227,837	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	443,891	(b)
Sands China Ltd., Senior Notes	3.100%	3/8/29	1,840,000		1,465,266	(a)
Sands China Ltd., Senior Notes	4.875%	6/18/30	390,000		336,968
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000		388,148	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	390,000	GBP	396,695	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	570,000		477,455	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	1,330,000		1,050,032	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,610,000		1,235,707	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		1,617,904	(a)

Total Hotels, Restaurants & Leisure					20,870,519

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		748,374

Specialty Retail - 0.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	220,000		151,244	(a)

TOTAL CONSUMER DISCRETIONARY					35,931,109

CONSUMER STAPLES - 3.7%
Beverages - 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		2,707,788
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		63,229

Total Beverages					2,771,017

Food & Staples Retailing - 0.3%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	656,059	(b)

Food Products - 1.5%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		445,402	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		177,779
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		399,018

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000	$561,940
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000	1,522,181	(a)

Total Food Products				3,106,320

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	788,893
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	476,484

Total Tobacco				1,265,377

TOTAL CONSUMER STAPLES				7,798,773

ENERGY - 21.8%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	510,000	480,025	(a)

Oil, Gas & Consumable Fuels - 21.6%
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000	1,049,403
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000	617,615
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000	1,057,688
Ecopetrol SA, Senior Notes	7.375%	9/18/43	600,000	537,904
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,030,000	3,822,951	(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,050,000	802,200	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	240,000	209,629	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,110,000	1,904,275	(c)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	367,850	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	432,844	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,267,155
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,692,813
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,618,135	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	895,796	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	886,238
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,327,852
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	2,821,798	(d)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	158,225
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,230,000	1,790,144	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	510,865
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	343,545

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	3/15/23	420,000	$422,329
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	289,723
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	514,545
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	297,205	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	551,429
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,975,007
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	440,000	420,948	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	442,352
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,115,942
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	3,647,962	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	820,696	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,655,000	3,426,325
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	219,563
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	2,770,000	2,483,997
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	429,592
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	545,741
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	401,220
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	464,554
YPF SA, Senior Notes	8.500%	7/28/25	120,000	76,800	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	223,705	(a)

Total Oil, Gas & Consumable Fuels				45,884,560

TOTAL ENERGY				46,364,585

FINANCIALS - 30.6%
Banks - 19.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,660,000	1,347,090	(a)(c)(e)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	500,000	$470,745	(a)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	2,500,000	2,368,750	(c)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	110,000	113,069	(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	503,541
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,020,000	1,026,968
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,390,000	1,435,175	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	3,000,000	3,029,400
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	648,514	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	468,380	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	374,569	(a)(c)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,100,000	2,069,046	(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,992,150
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	597,565	(a)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	5,690,000	5,577,907	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,112,297	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000	3,437,836	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	750,000	573,813	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000	$4,764,223	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	750,000	750,919	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	500,000	491,730	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000	1,185,992
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000	1,019,606
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000	396,699	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000	1,104,197	(a)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	111,234	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	4,740,000	4,511,461	(c)(e)

Total Banks				42,482,876

Capital Markets - 4.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,900,000	2,457,750	(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,870,000	2,543,250	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000	1,000,630	(a)(c)(e)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000	418,496
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,250,000	1,224,642
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,900,000	1,939,197	(a)(c)(e)

Total Capital Markets				9,583,965

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,340,000		$1,176,621
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,000,000		1,681,182
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,240,242
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,318,225		3,336,908	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	580,000		557,525	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000		612,150	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000		259,500	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000		347,500	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		330,256
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		593,484	(a)

Total Diversified Financial Services					10,135,368

Insurance - 1.4%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	147,000	GBP	180,419	(b)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,382,011	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		331,077	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,122,625	(b)

Total Insurance					3,016,132

TOTAL FINANCIALS					65,218,341

HEALTH CARE - 7.2%
Health Care Providers & Services - 3.7%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000		3,057,962
CVS Health Corp., Senior Notes	4.100%	3/25/25	361,000		366,418
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000		1,950,040
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		994,762
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	530,000		519,550	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		486,403	(a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000		429,513	(a)

Total Health Care Providers & Services					7,804,648

Pharmaceuticals - 3.5%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	150,000		77,538	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	550,000		458,708	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	500,000		404,270	(a)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,530,000		$1,518,678
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000		1,393,793
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000		1,528,833
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,230,000		2,051,511

Total Pharmaceuticals					7,433,331

TOTAL HEALTH CARE					15,237,979

INDUSTRIALS - 16.3%
Aerospace & Defense - 5.4%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000		1,093,599	(a)
Boeing Co., Senior Notes	3.200%	3/1/29	2,365,000		2,141,196
Boeing Co., Senior Notes	3.625%	2/1/31	7,450,000		6,840,806
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000		1,504,339	(a)

Total Aerospace & Defense					11,579,940

Airlines - 7.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000		423,494	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,670,000		2,560,116	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000		1,647,982
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		476,217
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		431,053
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,603,530	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	540,000		527,838	(a)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,061,503	(b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,480,000		1,497,087	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999		1,977,440	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000		766,773
United Airlines Pass-Through Trust	4.875%	1/15/26	1,209,920		1,150,391

Total Airlines					15,123,424

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 1.9%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		$1,320,827	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,665,679	(a)

Total Building Products					3,986,506

Commercial Services & Supplies - 0.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		457,525
CoreCivic Inc., Senior Notes	4.750%	10/15/27	430,000		360,510

Total Commercial Services & Supplies					818,035

Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	5.159%	9/15/22	350,000		327,688	(c)(e)

Machinery - 0.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	1,584,320	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000		191,329

Total Machinery					1,775,649

Trading Companies & Distributors - 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		817,537	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	147,000		149,617
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		139,976

Total Trading Companies & Distributors					1,107,130

TOTAL INDUSTRIALS					34,718,372

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	7.125%	7/1/28	270,000		224,100	(a)

Technology Hardware, Storage & Peripherals - 1.6%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		2,315,381
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		517,478
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000		661,095

Total Technology Hardware, Storage & Peripherals					3,493,954

TOTAL INFORMATION TECHNOLOGY					3,718,054

MATERIALS - 4.8%
Chemicals - 1.8%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000		775,900	(a)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	3,100,000		3,124,061

Total Chemicals					3,899,961

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	$773,982
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	119,898
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	56,322
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	1,817,153
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	597,217
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	367,832
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	815,831

Total Metals & Mining				4,548,235

Paper & Forest Products - 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	408,507	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000	1,405,456

Total Paper & Forest Products				1,813,963

TOTAL MATERIALS				10,262,159

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	200,000	199,654
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,419,514
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000	434,943
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000	293,742

Total Equity Real Estate Investment Trusts (REITs)				3,347,853

Real Estate Management & Development - 0.2%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	300,000	20,730	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	500,000	35,674	*(b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	750,000	358,125	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000	22,891	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	350,000	25,375	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	750,000	52,500	*(b)(g)

Total Real Estate Management & Development				515,295

TOTAL REAL ESTATE				3,863,148

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.5%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000	$1,553,520
Pampa Energia SA, Senior Notes	7.500%	1/24/27	310,000	252,842	(a)

Total Electric Utilities				1,806,362

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	827,221

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	650,000	597,591	(a)

TOTAL UTILITIES				3,231,174

TOTAL CORPORATE BONDS & NOTES (Cost - $259,836,550)				262,905,131

SOVEREIGN BONDS - 13.4%
Angola - 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000	1,127,080	(a)

Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	52,555	12,395
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	600,000	423,000	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000	390,150	(a)

Total Argentina				825,545

Chile - 0.9%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	2,330,000	1,844,647

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	500,000	395,320

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000	514,527	(a)

Ecuador - 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	160,000	72,735	(a)

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 2.4%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		$605,166	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		601,036	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		3,891,762	(d)

Total Indonesia					5,097,964

Jordan - 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000		244,219	(a)

Mexico - 3.0%
Mexican Bonos, Bonds	5.750%	3/5/26	97,720,000	MXN	4,344,347
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		589,732
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,530,000		1,331,753

Total Mexico					6,265,832

Panama - 2.6%
Panama Government International Bond	2.252%	9/29/32	4,060,000		3,252,326
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,500,000		2,265,561	(d)

Total Panama					5,517,887

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,172,961

Poland - 0.9%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	1,851,632

Romania - 0.5%
Romanian Government International Bond, Senior Notes	3.750%	2/7/34	1,350,000	EUR	1,115,597	(b)

Russia - 0.7%
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	388,320	*(g)
Russian Federal Bond - OFZ	7.050%	1/19/28	105,660,000	RUB	398,078	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	158,539,000	RUB	597,301	*(g)

Total Russia					1,383,699

TOTAL SOVEREIGN BONDS (Cost - $32,379,580)					28,429,645

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.4%
U.S. Government Obligations - 7.4%
U.S. Treasury Notes	2.750%	8/31/23	2,500,000		2,494,727	(d)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000		1,298,857	(d)
U.S. Treasury Notes	2.125%	11/30/23	2,100,000		2,078,016	(d)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000		2,466,504	(d)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.250%	11/15/25	3,000,000	$2,947,734	(d)
U.S. Treasury Notes	1.875%	2/28/27	4,500,000	4,339,424	(d)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,589,473)				15,625,262

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	260,000	232,375
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,930,000	2,092,151

TOTAL COMMUNICATION SERVICES				2,324,526

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,270,000	1,148,715

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,872,684)				3,473,241

SENIOR LOANS - 1.3%
INDUSTRIALS - 1.3%
Airlines - 1.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.460%	10/20/27	1,050,000	1,063,387	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	7.310%	6/21/27	1,750,000	1,767,500	(c)(h)(i)

TOTAL SENIOR LOANS (Cost - $2,789,819)				2,830,887

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
State Street Corp., Non Voting Shares (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	964,440	(c)

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $38,057)	3.146%	8/25/35	40,247	40,997	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $315,443,441)				314,269,603

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2022

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,108,438)	1.979%	2,108,438	$2,108,438	(k)

TOTAL INVESTMENTS - 148.7% (Cost - $317,551,879)			316,378,041

Liabilities in Excess of Other Assets - (48.7)%			(103,547,605)

TOTAL NET ASSETS - 100.0%			$212,830,436

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of July 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $2,108,438 and the cost was $2,108,438 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

At July 31, 2022, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Barclays Bank PLC	0.550%	10/2/2020	TBD	***	$1,980,000	Sovereign Bonds	$1,968,648
						Cash	260,000
Deutsche Bank AG	1.430%	5/24/2022	8/24/2022		15,205,125	U.S. Government & Agency Obligations	15,245,056
Goldman Sachs Group Inc.	2.330%	7/29/2022	TBD	***	2,247,185	Sovereign Bonds	2,267,317
						Cash	166,205
						Corporate Bonds &
Goldman Sachs Group Inc.	2.650%	7/29/2022	TBD	***	2,524,546	Notes	2,902,298
						Cash	186,719
						Corporate Bonds &
Goldman Sachs Group Inc.	3.000%	7/29/2022	TBD	***	3,254,712	Notes	3,872,080
						Cash	240,724

					$25,211,568		$27,109,047

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2022.

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	2,940,570	USD	2,272,333	BNP Paribas SA	10/18/22	$23,364
EUR	21,076,456	USD	21,365,817	BNP Paribas SA	10/18/22	299,638
GBP	6,790,002	USD	8,185,212	Goldman Sachs Group Inc.	10/18/22	99,508

Total						$422,510

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$262,905,131	—	$262,905,131
Sovereign Bonds	—	28,429,645	—	28,429,645
U.S. Government & Agency Obligations	—	15,625,262	—	15,625,262
Convertible Bonds & Notes	—	3,473,241	—	3,473,241
Senior Loans	—	2,830,887	—	2,830,887
Preferred Stocks	$964,440	—	—	964,440
Collateralized Mortgage Obligations	—	40,997	—	40,997

Total Long-Term Investments	964,440	313,305,163	—	314,269,603

Short-Term Investments†	2,108,438	—	—	2,108,438

Total Investments	$3,072,878	$313,305,163	—	$316,378,041

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$422,510	—	$422,510

Total	$3,072,878	$313,727,673	—	$316,800,551

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,882,772	$74,100,876	74,100,876	$78,875,210	78,875,210

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,829	—	$2,108,438

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